Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000162155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162155 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162155 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162155 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162155 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162155 | ExlService Holdings, Inc.FR_302081104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162155 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162155 | Watts Water Technologies, Inc.FR_942749102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162155 | Post Holdings, Inc.FR_737446104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162155 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162155 | Sector EquityUtilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162155 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162155 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162155 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	7.20%
C000162155 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162155 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162155 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.10%
C000162155 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	49.50%
C000162155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000162155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020634 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000020634 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020634 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020634 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020634 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020634 | ExlService Holdings, Inc.FR_302081104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020634 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020634 | Watts Water Technologies, Inc.FR_942749102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020634 | Post Holdings, Inc.FR_737446104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020634 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020634 | Sector EquityUtilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020634 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020634 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020634 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	7.20%
C000020634 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020634 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000020634 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020634 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	49.50%
C000020634 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000020634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.70%